Condensed Consolidated Statements of Cash Flows $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 304,439.9	$ 10,907.9	$ 268,575.5
Adjustments for:
Depreciation expense	200,697.1	7,190.9	136,065.3
Amortization expense	4,008.4	143.6	3,364.4
Expected credit losses recognized (reversal) on investments in debt instruments	(3.3)	(0.1)	0.2
Finance costs	1,906.5	68.3	939.7
Share of profits of associates	(2,423.5)	(86.8)	(1,434.4)
Interest income	(2,889.6)	(103.5)	(5,467.4)
Discounts on short-term loans	(283.7)	(10.2)
Share-based compensation	3.4	0.1	3.0
Loss (gain) on disposal or retirement of property, plant and equipment, net	10.6	0.4	(6.3)
Loss on disposal of intangible assets, net	1.2
Impairment loss on property, plant and equipment	274.4	9.8
Loss on financial instruments at fair value through profit or loss, net			3.4
Gain on disposal of investments in debt instruments at fair value through other comprehensive income, net	(169.3)	(6.1)	(926.9)
Unrealized (realized) gross profit on sales to associates	(26.9)	(1.0)	76.7
Gain on foreign exchange, net	(7,684.2)	(275.3)	(2,916.9)
Dividend income	(348.1)	(12.5)	(341.8)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	3,895.6	139.6	(53.7)
Notes and accounts receivable, net	(31,995.2)	(1,146.4)	(11,310.4)
Receivables from related parties	(226.3)	(8.1)	(29.6)
Other receivables from related parties	(36.2)	(1.3)	(10.8)
Inventories	(33,085.3)	(1,185.4)	(2,806.9)
Other financial assets	(4,302.5)	(154.3)	1,618.1
Other current assets	(835.5)	(29.9)	(1,363.4)
Accounts payable	738.5	26.5	(478.9)
Payables to related parties	(603.5)	(21.6)	(1.9)
Salary and bonus payable	(2,922.3)	(104.7)	(1,524.6)
Accrued profit sharing bonus to employees and compensation to directors and supervisors	16,647.9	596.5	16,379.6
Accrued expenses and other current liabilities	25,071.0	898.3	8,356.8
Net defined benefit liability	(628.6)	(22.5)	(801.3)
Cash generated from operations	469,230.5	16,812.2	405,907.5
Income taxes paid	(53,975.3)	(1,933.9)	(32,543.1)
Net cash generated by operating activities	415,255.2	14,878.3	373,364.4
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial assets at fair value through other comprehensive income	(151,585.4)	(5,431.2)	(123,362.6)
Acquisitions of financial assets at amortized cost			(1,366.4)
Acquisitions of property, plant and equipment	(414,999.8)	(14,869.2)	(319,258.1)
Acquisitions of intangible assets	(4,123.6)	(147.7)	(8,487.6)
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	148,593.5	5,324.0	126,228.0
Proceeds from disposal or redemption of financial assets at amortized cost	6,581.2	235.8
Proceeds from disposal or redemption of property, plant and equipment	116.9	4.2	182.0
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	62.8	2.3
Derecognition of hedging financial instruments	143.7	5.1	(339.2)
Interest received	3,040.1	108.9	5,959.2
Other dividends received	318.7	11.4	406.3
Dividends received from investments accounted for using equity method	233.4	8.4	233.4
Increase in prepayments for leases	(1,200.0)	(43.0)
Refundable deposits paid	(1,553.7)	(55.7)	(120.6)
Refundable deposits refunded	369.8	13.2	686.4
Net cash used in investing activities	(414,002.4)	(14,833.5)	(318,743.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in short-term loans	55,624.1	1,993.0	52,578.6
Proceeds from short-term bills payable			7,485.3
Repayments of short-term bills payable			(1,000.0)
Proceeds from issuance of bonds	157,809.5	5,654.2	60,000.0
Repayment of bonds	(2,600.0)	(93.2)	(21,600.0)
Proceeds of long-term bank loans	1,210.0	43.5
Payments for transaction costs attributable to the issuance of bonds	(278.8)	(10.0)	(62.1)
Repayment of the principal portion of lease liabilities	(985.3)	(35.3)	(1,412.8)
Interest paid	(1,046.3)	(37.5)	(1,196.0)
Guarantee deposits received	151.2	5.4	21.2
Guarantee deposits refunded	(35.4)	(1.3)	(7.7)
Cash dividends	(129,651.9)	(4,645.4)	(129,651.9)
Disposal of ownership interests in subsidiaries (without losing control)	9,451.8	338.7
Increase in non-controlling interests	0.2
Net cash generated (used) in financing activities	89,649.1	3,212.1	(34,845.4)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(3,090.4)	(110.7)	(7,561.5)
NET INCREASE IN CASH AND CASH EQUIVALENTS	87,811.5	3,146.2	12,214.1
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	660,170.6	23,653.6	455,399.3
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 747,982.1	$ 26,799.8	467,613.4
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants			20.1
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants			$ 475.7